Key Management Personnel - Schedule of Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 3,415,969	$ 2,898,544	$ 1,555,658
Post-employment benefits	105,007	137,168	56,105
Termination benefits	475,000
Share-based payments expense	3,214,616	4,221,472	4,664,767
Key management personnel compensation	$ 7,210,592	$ 7,257,184	$ 6,276,530